Transactions with Related Parties (Predecessor) (Tables) (Predecessor)	4 Months Ended
Jul. 28, 2013
Predecessor
Transactions with related parties
Schedule of amounts charged by the Manager included in combined statement of operations

	April 1, 2013 to July 28,	Year ended March 31,
	2013	2013	2012
(i) Charter hire commissions , included in Voyage expenses—related party	198,360	505,926	448,683
(ii) Management fees	601,202	1,824,000	1,824,000